Derivative Financial Instruments - Summary of Movements in Cash Flow Hedge Reserve (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Movements In Cash Flow Hedge Reserve [Line Items]
(Income) loss arising on changes in fair value of cash flow hedges, net of tax expense of nil and recovery of $7.8 million, respectively	$ 34.0	$ (89.5)
Loss (income) reclassified to net income	(9.3)	129.6
Steel [Member]
Disclosure Of Movements In Cash Flow Hedge Reserve [Line Items]
Opening balance	24.7	64.8
(Income) loss arising on changes in fair value of cash flow hedges, net of tax expense of nil and recovery of $7.8 million, respectively	(34.0)	89.5
Loss (income) reclassified to net income	9.3	(129.6)
Income on cash flow hedges	(24.7)	(40.1)
Ending balance - loss	$ 0.0	$ 24.7